Income Taxes - Schedule of Unrecognized Tax Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Income Tax Uncertainties [Abstract]
Balance at beginning of the year	¥ 15,000	$ 2,113	¥ 117,468
Additions	15,817	2,228	0
Decreases	0	0	0
Settlement	0	0	(102,468)
Balance at end of the year	¥ 30,800	$ 4,341	¥ 15,000